As filed with the SEC on February 26, 2009.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of principal executive offices)	(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	October 1, 2008 – December 31, 2008

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of December 31, 2008 are attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At December 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (12.5%)
U.S. Treasury Bond
4.38%, due 02/15/2038 ^		$1,775	$2,377
4.50%, due 05/15/2038 ^		300	410
U.S. Treasury Note
1.25%, due 11/30/2010		575	581
2.00%, due 02/28/2010 - 11/30/2013 ^		1,480	1,514
3.75%, due 11/15/2018 ^		3,500	3,962
4.50%, due 11/15/2015 ^		3,000	3,558
4.88%, due 06/30/2012 ^		1,455	1,635
Total U.S. Government Obligations (cost $12,585)			14,037

U.S. GOVERNMENT AGENCY OBLIGATIONS (18.8%)
Fannie Mae
4.50%, due 07/25/2021		2,215	2,237
5.00%, due 06/25/2019 - 09/01/2037		5,213	5,313
5.50%, due 07/01/2038 - 11/01/2038		6,937	7,118
Freddie Mac
4.25%, due 10/15/2026		1,591	1,597
5.00%, due 02/01/2036		3,082	3,154
6.16%, due 12/01/2036 *		1,624	1,672
Total U.S. Government Agency Obligations (cost $20,732)			21,091

FOREIGN GOVERNMENT OBLIGATIONS (5.3%)
France Government Bond
4.00%, due 04/25/2018	EUR	2,500	3,648
U.K. Gilt
4.50%, due 03/07/2013	GBP	1,500	2,333
Total Foreign Government Obligations (cost $5,878)			5,981

MORTGAGE-BACKED SECURITIES (2.6%)
American Tower Trust
Series 2007-1A, Class C
5.62%, due 04/15/2037 -144A		$1,305	876
Crown Castle Towers LLC
Series 2006-1A, Class C
5.47%, due 11/15/2036 -144A		1,100	773
SBA CMBS Trust
Series 2006-1A, Class D
5.85%, due 11/15/2036 -144A		1,212	861
Series 2006-1A, Class E
6.17%, due 11/15/2036 -144A		540	373
Total Mortgage-Backed Securities (cost $4,160)			2,883

CORPORATE DEBT SECURITIES (53.2%)
Airlines (0.1%)
Delta Air Lines, Inc.
6.82%, due 08/10/2022		234	148
Auto Components (0.4%)
Tenneco, Inc.
8.13%, due 11/15/2015		895	412
Automobiles (2.2%)
Daimler Finance North America LLC
2.35%, due 03/13/2009 *		1,100	1,099
2.43%, due 03/13/2009 *		450	434
8.00%, due 06/15/2010		1,000	941
Beverages (2.3%)
Brown-Forman Corp.
5.20%, due 04/01/2012		1,400	1,385
Sabmiller PLC
6.20%, due 07/01/2011 -144A		1,250	1,238
Chemicals (0.8%)
Momentive Performance Materials, Inc.
9.75%, due 12/01/2014		765	325
Nalco Co.
7.75%, due 11/15/2011 ^		600	576
Commercial Banks (2.5%)
Barclays Bank PLC
7.70%, due 04/25/2018 -144A ¾ Ž		950	628
HSBC Capital Funding LP
10.18%, due 06/30/2030 -144A ¾ Ž		1,500	1,222
PNC Bank NA
6.88%, due 04/01/2018		730	777
Shinsei Finance Cayman, Ltd.
6.42%, due 07/20/2016 -144A ¾ Ž		526	110
Construction Materials (0.8%)
CRH America, Inc.
5.30%, due 10/15/2013		770	542
Texas Industries, Inc.
7.25%, due 07/15/2013		500	386
Consumer Finance (0.3%)
Cardtronics, Inc.
9.25%, due 08/15/2013		525	352
Containers & Packaging (0.9%)
Rexam PLC
6.75%, due 06/01/2013 -144A		1,180	1,044
Diversified Financial Services (3.6%)
American Honda Finance Corp.
5.13%, due 12/15/2010 -144A ^		1,250	1,233
Galaxy Entertainment Finance Co., Ltd.
9.88%, due 12/15/2012 -144A ^		500	220
Glencore Funding LLC
6.00%, due 04/15/2014 -144A		1,500	607
Pemex Finance, Ltd.
9.03%, due 02/15/2011		1,755	1,790
Sensus Metering Systems, Inc.
8.63%, due 12/15/2013		300	219
Diversified Telecommunication Services (2.4%)
Telefonica Europe BV
7.75%, due 09/15/2010		1,170	1,188
Verizon Communications, Inc.
8.75%, due 11/01/2018		1,200	1,408
Electric Utilities (0.1%)
Energy Future Holdings Corp.
10.88%, due 11/01/2017 -144A		200	142
Energy Equipment & Services (0.8%)
Weatherford International, Ltd.
5.15%, due 03/15/2013		1,000	881
Food & Staples Retailing (3.0%)
Kroger Co.
8.05%, due 02/01/2010		1,220	1,240
Safeway, Inc.
4.95%, due 08/16/2010		1,000	989
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012		1,200	1,086
Food Products (1.5%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021		235	284

1

	Principal	Value
Food Products (continued)
Michael Foods, Inc.
8.00%, due 11/15/2013	$1,500	$1,290
Gas Utilities (0.1%)
Intergas Finance BV
6.38%, due 05/14/2017 -144A	260	151
Hotels, Restaurants & Leisure (2.7%)
Carrols Corp.
9.00%, due 01/15/2013	450	304
MGM Mirage, Inc.
8.50%, due 09/15/2010	1,000	840
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	675	272
Yum! Brands, Inc.
8.88%, due 04/15/2011	1,575	1,595
Independent Power Producers & Energy Traders (1.2%)
Empresa Nacional de Electricidad SA -Class B
8.50%, due 04/01/2009	1,300	1,322
Industrial Conglomerates (0.6%)
Susser Holdings LLC
10.63%, due 12/15/2013	704	616
Insurance (0.5%)
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A ¾ Ž	740	279
Reinsurance Group of America, Inc.
6.75%, due 12/15/2065 ¾ ^	850	321
IT Services (0.3%)
ACE Cash Express, Inc.
10.25%, due 10/01/2014 -144A	125	25
Aramark Corp.
8.50%, due 02/01/2015 ^	400	362
Machinery (1.7%)
Polypore, Inc.
8.75%, due 05/15/2012	450	324
Titan International, Inc.
8.00%, due 01/15/2012	600	444
Tyco Electronics Group SA
6.55%, due 10/01/2017	1,334	1,121
Media (8.5%)
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	1,500	1,581
Historic TW, Inc.
9.13%, due 01/15/2013	1,600	1,586
News America Holdings, Inc.
9.25%, due 02/01/2013	2,985	3,214
Omnicom Group, Inc.
5.90%, due 04/15/2016 ^	1,035	840
Viacom, Inc.
2.27%, due 06/16/2009 *	2,240	2,198
Metals & Mining (2.2%)
BHP Billiton Finance, Ltd.
5.00%, due 12/15/2010	1,225	1,205
Vale Overseas, Ltd.
6.25%, due 01/23/2017 ^	1,250	1,179
Oil, Gas & Consumable Fuels (7.1%)
Anadarko Petroleum Corp.
2.40%, due 09/15/2009 *	2,500	2,392
Energy Transfer Partners, LP
9.70%, due 03/15/2019 ^	1,000	1,030
Enterprise Products Operating, LP
8.38%, due 08/01/2066 ¾	600	330
Markwest Energy Finance Corp.
8.50%, due 07/15/2016	200	128
Opti Canada, Inc.
8.25%, due 12/15/2014 ^	1,000	540
Petrobras International Finance Co.
5.88%, due 03/01/2018 ^	800	719
PetroHawk Energy Corp.
9.13%, due 07/15/2013	1,000	810
Petroleum Development Corp.
12.00%, due 02/15/2018 ^	400	250
Sempra Energy
9.80%, due 02/15/2019	1,090	1,216
Teppco Partners, LP
7.00%, due 06/01/2067 ¾	1,300	696
Paper & Forest Products (0.2%)
Exopack Holding, Inc.
11.25%, due 02/01/2014	475	278
Professional Services (0.2%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	300	247
Real Estate Investment Trusts (1.1%)
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	1,060	836
Hospitality Properties Trust
6.30%, due 06/15/2016	1,000	461
Road & Rail (3.8%)
Burlington Northern Santa Fe Corp.
6.13%, due 03/15/2009	980	982
CSX Corp.
6.75%, due 03/15/2011 ^	1,500	1,494
Kansas City Southern Railway
7.63%, due 12/01/2013	820	672
Norfolk Southern Corp.
6.20%, due 04/15/2009	1,145	1,147
Software (1.0%)
Oracle Corp.
5.75%, due 04/15/2018 ^	1,074	1,123
Tobacco (0.3%)
Alliance One International, Inc.
11.00%, due 05/15/2012	450	374
Total Corporate Debt Securities (cost $69,248)		59,700

	Shares
PREFERRED STOCK (0.5%)
Diversified Telecommunication Services (0.5%)
Centaur Funding Corp., 9.08% -144A	852	547
Total Preferred Stock (cost $838)		547

	Principal
CONVERTIBLE BONDS (2.1%)
Airlines (0.7%)
AMR Corp.
4.50%, due 02/15/2024	$750	728
Capital Markets (1.4%)
Merrill Lynch & Co., Inc., Zero Coupon	1,450	1,566
Total Convertible Bonds (cost $2,176)		2,294

2

	Principal	Value
REPURCHASE AGREEMENT (4.9%)
State Street Repurchase Agreement
0.01%, dated 12/31/2008, to be repurchased at $5,467 on 01/02/2009 ¸ •	$5,467	$5,467
Total Repurchase Agreement (cost $5,467)		5,467

	Shares
SECURITIES LENDING COLLATERAL (8.7%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.14% ¸ ▲	9,737,104	9,737
Total Securities Lending Collateral (cost $9,737)		9,737

Total Investment Securities (cost $130,821) #		$121,737

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	(2,547)	1/30/2009	$(3,252)	$(283)
British Pound Sterling	(1,552)	1/30/2009	(2,515)	286
				$3

NOTES TO SCHEUDLE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $9,543.
*	Floating or variable rate note. Rate is listed as of 12/31/2008.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¾	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 12/31/2008.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 05/14/2009, and with a market value plus accrued interest of $5,579.
¸	State Street Bank & Trust Company serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
▲	Interest rate shown reflects the yield at 12/31/2008.
#

Aggregate cost for federal income tax purposes is $130,821. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,050 and $12,134, respectively. Net unrealized depreciation for tax purposes is $9,084.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At 12/31/2008, these securities aggregated $10,329, or 9.21% of the Fund’s net assets.

LLC	Limited Liability Corporation
LP	Limited Partnership
PLC	Public Limited Company
EUR	Euro
GBP	British Pound Sterling

3

Effective January 1, 2008, the Fund adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Investments in Securities			Other Financial Instruments*
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total Investments in Securities
$10,284	$111,453	$—	$—	$3	$—	$121,737

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

4

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted  by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	February 26, 2009

By:	/s/ Joseph P. Carusone
Principal Financial Officer
Date:	February 26, 2009